Financial Instruments	6 Months Ended
Jun. 30, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Abstract]
Financial Instruments
32. FINANCIAL INSTRUMENTS
a) Measurement basis of financial assets and liabilities
Financial assets and financial liabilities are measured on an ongoing basis either at fair value or at amortised cost. Note 1 to the Consolidated Financial Statements in the 2021 Annual Report describes how the classes of financial instruments are measured, and how income and expenses, including fair value gains and losses, are recognised.
Disclosures relating to fair value measurement and hierarchy, valuation techniques and the control framework and related aspects pertaining to financial instruments at fair value are included in the 2021 Annual Report. Valuation, sensitivity methodologies and inputs at 30 June 2022 are consistent with those described in Note 40 to the Consolidated Financial Statements in the 2021 Annual Report. Details regarding fair value measurement under a valuation technique of groups of financial assets and liabilities with offsetting positions in market risks or credit risks, on the basis of net exposure using the exception under IFRS 13, can be found in Note 40(b) to the Consolidated Financial Statements in the 2021 Annual Report.
b) Fair values of financial instruments carried at amortised cost
The following tables analyse the fair value of the financial instruments carried at amortised cost at 30 June 2022 and 31 December 2021. It does not include fair value information for financial assets and financial liabilities carried at amortised cost if the carrying amount is a reasonable approximation of fair value. Details of the valuation methodology of the financial assets and financial liabilities carried at amortised cost can be found in Note 40(e) to the Consolidated Financial Statements in the 2021 Annual Report.

	30 June 2022					31 December 2021
			Fair value		Carrying			Fair value		Carrying
	Level 1	Level 2	Level 3	Total	value	Level 1	Level 2	Level 3	Total	value
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Loans and advances to customers	—	—	219,306	219,306	221,130	—	—	216,279	216,279	213,525
Loans and advances to banks	—	953	—	953	953	—	1,420	—	1,420	1,420
Reverse repurchase agreements - non trading	—	8,785	—	8,785	8,793	—	12,453	226	12,679	12,683
Other financial assets at amortised cost	151	—	—	151	156	164	348	—	512	506
	151	9,738	219,306	229,195	231,032	164	14,221	216,505	230,890	228,134
Liabilities
Deposits by customers	—	231	190,488	190,719	190,720	—	52	192,887	192,939	192,914
Deposits by banks	—	35,023	60	35,083	35,189	—	33,780	82	33,862	33,862
Repurchase agreements - non trading	—	6,910	—	6,910	6,910	—	11,718	—	11,718	11,718
Debt securities in issue	4,788	19,235	10,564	34,587	34,640	4,070	27,084	1,218	32,372	31,580
Subordinated liabilities	870	1,676	—	2,546	2,335	1,019	1,512	238	2,769	2,228
	5,658	63,075	201,112	269,845	269,794	5,089	74,146	194,425	273,660	272,302
c) Fair values of financial instruments measured at fair value
The following tables summarise the fair values of the financial assets and liabilities accounted for at fair value at 30 June 2022 and 31 December 2021, analysed by their levels in the fair value hierarchy - Level 1, Level 2 and Level 3.

		30 June 2022				31 December 2021
		Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Valuation
		£m	£m	£m	£m	£m	£m	£m	£m	technique
Assets
Derivative financial instruments	Exchange rate contracts	—	1,919	—	1,919	—	1,193	1	1,194	A
	Interest rate contracts	—	2,018	2	2,020	—	1,574	—	1,574	A & C
	Equity and credit contracts	—	111	47	158	—	118	55	173	B & D
	Netting	—	(1,783)	—	(1,783)	—	(1,221)	—	(1,221)
		—	2,265	49	2,314	—	1,664	56	1,720
Other financial assets at FVTPL	Loans and advances to customers	—	357	60	417	—	440	74	514	A
	Debt securities	—	—	95	95	—	1	111	112	A, B & D
	Equity securities	—	—	49	49	—	—	50	50	B
		—	357	204	561	—	441	235	676
Financial assets at FVOCI	Debt securities	4,894	—	—	4,894	5,833	—	—	5,833	D
	Loans and advances to customers	—	—	19	19	—	—	18	18	D
		4,894	—	19	4,913	5,833	—	18	5,851
Total assets at fair value		4,894	2,622	272	7,788	5,833	2,105	309	8,247

Liabilities
Derivative financial instruments	Exchange rate contracts	—	429	—	429	—	521	—	521	A
	Interest rate contracts	—	2,153	3	2,156	—	1,659	2	1,661	A & C
	Equity and credit contracts	—	24	13	37	—	28	30	58	B & D
	Netting	—	(1,783)	—	(1,783)	—	(1,221)	—	(1,221)
		—	823	16	839	—	987	32	1,019
Other financial liabilities at FVTPL	Debt securities in issue	—	463	3	466	—	555	5	560	A
	Structured deposits	—	346	—	346	—	223	—	223	A
	Collateral and associated financial guarantees	—	15	—	15	—	19	1	20	D
		—	824	3	827	—	797	6	803
Total liabilities at fair value		—	1,647	19	1,666	—	1,784	38	1,822
Transfers between levels of the fair value hierarchy
In H122 there were no significant (H121: no significant) transfers of financial instruments between levels of the fair value hierarchy.
d) Valuation techniques
The main valuation techniques employed in internal models to measure the fair value of the financial instruments are disclosed in Note 40(c) to the Consolidated Financial Statements in the 2021 Annual Report. The Santander UK group did not make any material changes to the valuation techniques and internal models it used in H122.
e) Fair value adjustments
The internal models incorporate assumptions that Santander UK believes would be made by a market participant to establish fair value. Fair value adjustments are adopted when Santander UK considers that there are additional factors that would be considered by a market participant that are not incorporated in the valuation model.
Santander UK classifies fair value adjustments as either ‘risk-related’ or ‘model-related’. The fair value adjustments form part of the portfolio fair value and are included in the balance sheet values of the product types to which they have been applied. The magnitude and types of fair value adjustment are listed in the following table:

	30 June 2022	31 December 2021
	£m	£m
Risk-related:
- Bid-offer and trade specific adjustments	(15)	(9)
- Uncertainty	29	40
- Credit risk adjustment	5	6
- Funding fair value adjustment	4	3
	23	40
Risk-related adjustments
Risk-related adjustments are driven, in part, by the magnitude of Santander UK’s market or credit risk exposure, and by external market factors, such as the size of market spreads. For more details, see ‘Risk-related adjustments’ in Note 40(g) to the Consolidated Financial Statements in the 2021 Annual Report.
f) Internal models based on information other than market data (Level 3)
Valuation techniques
There have been no significant changes to the valuation techniques as set out in Note 40(h) to the Consolidated Financial Statements in the 2021 Annual Report.
Reconciliation of fair value measurement in Level 3 of the fair value hierarchy
The following table sets out the movements in Level 3 financial instruments in H122:

	Assets				Liabilities
	Derivatives	Other financial assets at FVTPL	Financial assets at FVOCI	Total	Derivatives	Other financial liabilities at FVTPL	Total
	£m	£m	£m	£m	£m	£m	£m
At 1 January 2022	56	235	18	309	(32)	(6)	(38)
Total (losses)/gains recognised:
Fair value movements(2)	(4)	(24)	1	(27)	—	5	5
Foreign exchange and other movements	—	5	—	5	—	—	—
Transfers in	—	—	—	—	(2)	—	(2)
Netting(1)	—	—	—	—	—	(4)	(4)
Settlements	(3)	(12)	—	(15)	18	2	20
At 30 June 2022	49	204	19	272	(16)	(3)	(19)

Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period(2)	(4)	(19)	1	(22)	—	5	5
(1)This relates to the effect of netting on the fair value of the credit linked notes due to a legal right of set-off between the principal amounts of the senior notes and the associated cash deposits. For more, see ‘ii) Credit protection entities’ in Note 19 to the Consolidated Financial Statements in the 2021 Annual Report.
(2)Fair value movements relating to derivatives and other financial assets at FVTPL are recognised in other operating income in the income statement. Fair value movements relating to financial assets at FVOCI are recognised in the movement in fair value reserve (debt instruments).
Effect of changes in significant unobservable assumptions to reasonably possible alternatives (Level 3)
There has been no significant change to the unobservable inputs and sensitivities used in Level 3 fair values as set out in Note 40(h) to the Consolidated Financial Statements in the 2021 Annual Report.